Financial instruments and related disclosures - Impact of Interest Rate Currency Movements (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
1% (100 basis points) increase in sterling interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	£ 36	£ (25)
1.5% (150 basis points) increase in Sterling interest rates [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	55	(38)
1% (100 Basis Points) Increase in US Dollar Interest Rates [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(34)	11
1.5% (150 basis points) increase in US Dollar interest rates [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(51)	17
1% (100 Basis Points) Increase in Euro Interest Rates [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(13)	3
1.5% (150 basis points) increase in Euro interest rates [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	£ (19)	£ 5